Investment Strategy - Bahl & Gaynor Income Growth Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities, primarily common stock, of companies that have historically paid dividends and have strong dividend policies. Bahl & Gaynor, Inc., the Fund’s investment advisor (the “Advisor” or “Bahl & Gaynor”), defines companies with “strong dividend policies” as companies that demonstrate historic dividend growth in addition to competitive advantages, reasonable valuations, positive or increasing cash flow returns, and/or sound capital allocation policies or approaches. Although the Fund may invest in any size companies, it primarily invests in large capitalization companies. The Advisor considers large capitalization companies to be those with market capitalization of $10 billion or higher at the time of purchase. Under normal market conditions, the Fund typically invests in a diversified portfolio of 35 to 50 securities spread across a variety of economic sectors, including, for example, the information technology sector, health care sector, or industrial sector. However, from time to time, the Fund may invest a larger percentage of its net assets in one or more sectors. Investments in and weightings of individual sectors vary based on the Advisor’s assessment of company fundamentals, valuations and overall economic conditions. The Advisor focuses on high-quality companies that typically produce steady earnings and dividend growth. The Advisor defines “high quality companies” as companies that have historically exhibited an ability to grow revenues, earnings, and dividends in a variety of economic environments. The Fund may also invest in real estate investment trusts (“REITs”), which are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests.

The Fund may invest in foreign securities. The Fund’s investments in foreign securities are primarily in American Depositary Receipts (“ADRs”) and similar receipts. ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.